Pension obligations (Schedule of fair value of plan assets) - (Details) - Pension obligations [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Pension Obligations [Line Items]
Plan assets, at fair value	$ 199,645	$ 203,486	$ 202,119
Level 1 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	80,137	73,692
Level 2 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	119,508	129,794
Level 3 [Member]
Pension Obligations [Line Items]
Plan assets, at fair value	0	0
Money market instruments [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	2,045	4,766
Money market instruments [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	2,045	4,766
Money market instruments [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Money market instruments [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Cash and cash equivalents, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	78,092	68,926
Pooled equity funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	78,092	68,926
Pooled equity funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled equity funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	97,229	98,922
Pooled fixed income funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Pooled fixed income funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	97,229	98,922
Pooled fixed income funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	21,983	30,323
Alternative investment funds [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Alternative investment funds [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	21,983	30,323
Alternative investment funds [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced Fund [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	296	549
Balanced Fund [Member] | Level 1 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	0	0
Balanced Fund [Member] | Level 2 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	296	549
Balanced Fund [Member] | Level 3 [Member]
Pension Obligations [Line Items]
Investment funds, amount contributed to fair value of plan assets	$ 0	$ 0